Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share
Schedule of adjusted earnings per share

	2022		2021		2020
	£m		£m		£m
Profit attributable to equity holders of the Company	232		263		186

Weighted average number of ordinary shares in issue (million)	2,002		1,858		1,853
Adjustment for potentially dilutive shares (million)	12		8		10
Weighted average number of ordinary shares for diluted earnings per share (million)	2,014		1,866		1,863

Basic earnings per share	11.57	p	14.16	p	10.03	p
Diluted earnings per share	11.51	p	14.10	p	9.98	p